PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment, Net
Cost	$ 3,807,797	$ 3,780,769
Less: accumulated depreciation and amortization	(1,005,516)	(912,705)
Property and equipment, net	$ 2,802,281	$ 2,868,064